Business Combination - Summary of Business Acquistion Equity Intererests Issued or Issuable (Detail) - Xiaoju Group [Member] ¥ in Thousands	Nov. 13, 2023 CNY (¥)
Business Combination [Line items]
Fair value of ordinary shares issued on the acquisition date (i)	¥ 3,087,849
Total Consideration	3,782,206
SOP Milestone [Member]
Business Combination [Line items]
Fair value of contingent consideration related to SOP Milestone (ii)	260,546
Earn Out Period Milestone [Member]
Business Combination [Line items]
Fair value of contingent consideration related to Earn-Out Period Milestone (iii)	¥ 433,811